Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade receivables
The below tables provide details related to Trade receivables as of December 31, 2025 and 2024, including trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts, expected credit loss rates and related provisions for doubtful trade receivables.

	2025
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,634	(2)	1,632	0.1%
Past due for not more than one month	134	(1)	133	0.7%
Past due for more than one month but less than three months	101	(2)	99	2.0%
Past due for more than three months but less than six months	49	(3)	46	6.1%
Past due for more than six months but less than one year	31	(13)	18	41.9%
Past due for more than one year	43	(29)	14	67.4%
Total	1,992	(50)	1,942

	2024
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,448	(2)	1,446	0.1%
Past due for not more than one month	137	(1)	136	0.7%
Past due for more than one month but less than three months	84	(2)	82	2.4%
Past due for more than three months but less than six months	49	(3)	46	6.1%
Past due for more than six months but less than one year	26	(10)	16	38.5%
Past due for more than one year	33	(23)	10	69.7%
Total	1,777	(41)	1,736

Movement in the provision for doubtful trade receivables
The below table summarizes the movement in the provision for doubtful trade receivables.

($ millions)	2025	2024	2023
January 1	(41)	(44)	(57)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(35)	(24)	(26)
Utilization of provisions for doubtful trade receivables	6	6	14
Reversal of provisions for doubtful trade receivables	23	19	26
Currency translation effects	(3)	2	(1)
December 31	(50)	(41)	(44)

Summary of trade receivables by major currencies
Trade receivables include amounts denominated in the following major currencies:

($ millions)	2025	2024
US dollar (USD)	776	723
Euro (EUR)	351	303
Japanese yen (JPY)	157	138
Chinese yuan (CNY)	92	82
Brazilian real (BRL)	65	51
Canadian dollar (CAD)	39	40
Russian ruble (RUB)	39	24
Indian rupee (INR)	37	36
British pound (GBP)	37	33
Turkish lira (TRY)	33	28
Australian dollar (AUD)	32	25
South Korean won (KRW)	32	34
Mexican peso (MXN)	28	24
Taiwan dollar (TWD)	25	28
Other currencies	199	167
Total trade receivables, net	1,942	1,736